Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Within 1 year	¥ 117,926
Between 1 and 2 years	88,829
Between 2 and 3 years	22,783
Between 3 and 4 years	9,226
Between 4 and 5 years	2,283
Thereafter	1,178
Total	¥ 242,225	¥ 103,537